Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
(2)	Summary of Significant Accounting Policies, continued

Principles of Consolidation

These condensed consolidated financial statements present the consolidated accounts of WEP and its subsidiaries, Wealth Technology, Jiangmen Huiyan, and its variable interest entities, Jiangmen Wealth Water, Guizhou Yunfeng and Shanxi Wealth, which are collectively referred to as the “Company”. This presentation is based upon the retroactive treatment of series of agreements and restructurings of companies under common control as described in Note (1).

All inter-company transactions and balances have been eliminated in preparation of the condensed consolidated financial statements.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses in the condensed consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s condensed consolidated financial statements include collectibility of accounts receivable, useful lives and impairment of property and equipment, mineral reserves available for mining production, total expected use of mineral reserves and value and realizability of intangible assets.  Actual results could differ from those estimates.

Segments

For the three months and nine months ended September 30, 2011 and 2010, the Company’s operations have been broken down into segment based on production facility, in the manner that management reviews operations on a regular basis. All our operations revolve around the production of water purification agents made to similar specifications. All of the Company’s segments have similar assets, customers and distribution methods, and their economic characteristics are similar with regard to their gross margin percentages.

Currency Reporting

The Company’s operations in the PRC use the local currency, Renminbi (“RMB”), as their functional currency, whereas amounts reported in the accompanying condensed consolidated financial statements and disclosures are stated in U.S. dollars, the reporting currency of the Company, unless stated otherwise. As such, the condensed consolidated balance sheets of the Company have been translated into U.S. dollars at the current rates as of September 30, 2011 and December 31, 2010 and the condensed consolidated statements of income have been translated into U.S. dollars at the weighted average rates during the periods the transactions were recognized.

The resulting translation gain adjustments are recorded as other comprehensive income in the condensed consolidated statements of comprehensive income and as a separate component of equity in the condensed consolidated balance sheets.

Revenue Recognition

The Company’s main source of revenue is generated from sales of water purifying agents and high-performance calcium aluminates powder. The Company recognizes revenue when there is persuasive evidence of a sales arrangement, delivery and acceptance by the customer has occurred, the sales price is fixed or determinable, and collection is probable. Under the Company’s typical sales terms for both water purifying agents and HAC powder, the Company recognizes revenue when product is shipped from its production facilities because shipments are made FOB shipping point with the customer bearing all shipping costs and title and risk of loss transferring to the customer upon shipment. Sales terms for water purifying agents and HAC powder do not include customer acceptance provisions, the right of return (unless the product is proven to be defective) or other post-delivery obligations. The Company has not experienced any significant returns associated with defective product.

Value added taxes represent amounts collected on behalf of specific government agencies that require remittance of tax by specified dates. Value added taxes are collected at the time of sales and are detailed on invoices provided to customers. The Company accounts for value added taxes on a net basis. The Company recorded and paid sales related taxes based on a percentage of the value added taxes and reported the revenue net of the sales related taxes.

Major Customers

During the three months and nine months ended September 30, 2011 and 2010, there was no customer accounted for 10% or more of our net revenue.

Major Suppliers

During the three months and nine months ended September 30, 2011 and 2010, certain suppliers accounted for more than 10% of the Company’s total net purchases as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Supplier 1	12%	*	11%	*
Supplier 2	17%	18%	17%	19%
Supplier 3	12%	15%	12%	16%

* Below 10%

Value-Added Tax (“VAT”)

Enterprises or individuals, who sell commodities, engage in repair and maintenance or import or export goods in the PRC are subject to a value-added tax in accordance with the PRC laws. The value-added tax standard rate for sales made by the Company is 17% of the gross sales price and the Company records its revenue net of VAT. A credit is available whereby VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company’s finished products can be used to offset the VAT due on the sales of the finished products. When the Company purchases raw materials, the VAT incurred by the Company, and subject to credit, generally varies from 6% to 17% depending on the type of materials or services purchased. There is a significant difference in the VAT that the Company incurs on purchases and the amount the Company bills to customers for sales of HAC powder and water purifying agents due to the fact that the Company converts raw materials from their mined state to finished product and is responsible for the substantial portion of increased value in its products.

Value-Added Tax (“VAT”), continued

Following is an analysis of VAT billed to the Company on purchases, VAT billed by the Company on sales and VAT remitted to PRC during the nine months ended September 30, 2011 and 2010, with information related to the liability for uncollected or unremitted VAT at September 30, 2011 and 2010:

	Nine Months	Nine Months
	Ended	Ended
	September 30, 2011	September 30, 2010

VAT billed to customers for sales during the period	$10,322,305	$7,015,153
Less: VAT billed to the Company for purchases during the period	4,089,441	2,546,242

Net VAT on transactions took place during the period	6,232,864	4,468,911
Amount remitted to the PRC	(6,030,535)	(4,443,022)
VAT payable at beginning of period	389,053	335,787

VAT payable at period end	$591,382	$361,676

	As of	As of
	September 30,	September 30,
	2011	2010

Liabilities for taxes collected but not remitted	$-	$153,728
Liabilities for taxes billed to customers but not collected
from the customers or remitted to PRC	591,382	207,948

VAT payable at period end	$591,382	$361,676

New Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-6, Improving Disclosures About Fair Value Measurements, that amends existing disclosure requirements under ASC 820 by adding required disclosures about items transferring into and out of levels 1 and 2 in the fair value hierarchy; adding separate disclosures about purchase, sales, issuances, and settlements relative to level 3 measurements; and clarifying, among other things, the existing fair value disclosures about the level of disaggregation. This ASU is effective for the first quarter of 2010, except for the requirement to provide level 3 activities of purchases, sales, issuances, and settlements on a gross basis, which is effective beginning the first quarter of 2011. The adoption of this pronouncement does not have a material impact on the Company’s consolidated results of operations or financial condition.

In June 2011, FASB issued ASU No. 2011-05, Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income. Under the amendments in this update, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments in this update should be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently assessing the effect that the adoption of this pronouncement will have on its financial statements.